Note 16 - Income Taxes (Details) - Income Tax Expense (Recovery) Incurred by Jurisdictions (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Current income tax expense
Current income tax expense	$ 2,784	$ 1,768	$ 2,078
Deferred income tax expense (recovery)
Deferred income tax expense (recovery)	3,978	2,353	(853)
	6,762	4,121	1,225
Canada [Member]
Current income tax expense
Current income tax expense	568	61	478
Deferred income tax expense (recovery)
Deferred income tax expense (recovery)	3,741	3,827	5,177
United States [Member]
Current income tax expense
Current income tax expense	1,060	605	446
Deferred income tax expense (recovery)
Deferred income tax expense (recovery)	2,144	2,804	(833)
Other Countries [Member]
Current income tax expense
Current income tax expense	1,156	1,102	1,154
Deferred income tax expense (recovery)
Deferred income tax expense (recovery)	$ (1,907)	$ (4,278)	$ (5,197)